Loan Payable (Details) - USD ($)		12 Months Ended
	May 02, 2022	Feb. 28, 2022	Feb. 28, 2021
Guarantor Obligations [Line Items]
Debt Instrument, Maturity Date	Apr. 30, 2023
Due to Related Parties			$ 1,654,207
Due to Related Parties, Current			544,900
Due to Related Parties, Non-Current			1,109,307
Loan Payable 1 [Member]
Guarantor Obligations [Line Items]
Debt Instrument, Issuance Date		Apr. 08, 2020
Debt Instrument, Maturity Date		Apr. 07, 2022
Due to Related Parties			758,063
Loan Payable 2 [Member]
Guarantor Obligations [Line Items]
Debt Instrument, Issuance Date		Apr. 16, 2020
Debt Instrument, Maturity Date		Apr. 15, 2022
Due to Related Parties			351,244
Loan Payable 3 [Member]
Guarantor Obligations [Line Items]
Debt Instrument, Issuance Date		Jul. 29, 2020
Debt Instrument, Maturity Date		Jul. 28, 2021
Due to Related Parties			544,900
Loan Payable 4 [Member]
Guarantor Obligations [Line Items]
Debt Instrument, Issuance Date		Aug. 01, 2021
Debt Instrument, Maturity Date		Jan. 31, 2022
Due to Related Parties